Consolidated Statements of Changes in Stockholder's Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Net change in unrealized gain (losses) on securities available for sale, income taxes	$ (1,156)	$ (3,364)	$ 969
Net change in unrealized gain (losses) on derivatives, net of income taxes	$ 58	$ 71	$ 151
Preferred stock dividend	5.00%	5.00%	5.00%
Cash dividend to common stockholders'	$ 0.08	$ 0.20	$ 0.40
Common stock issuance price per share			$ 8.55
Common stock issuance, treasury stock shares used for issuance			112,639
Common stock issuance, treasury stock average cost per share	$ 15.36		$ 12.60